Award Timing Disclosure	12 Months Ended
Jan. 02, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not time equity awards in coordination with the release of material non-public information. Annual equity awards are granted as of the date of the People & Compensation Committee’s March meeting, and grants to any newly hired or promoted executives are made on the date of hire or promotion. We do not grant any form of equity compensation in anticipation of the release of material non-public information, and similarly, we do not time the release of material non-public information based on equity award grant dates for the purpose of affecting the value of any equity award. The People & Compensation Committee also does not take material non-public information into account when determining the timing and terms of equity award grants; provided, that, if material non-public information became known to the People & Compensation Committee prior to granting an equity award, it may take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity.

Award Timing Method
The Company does not time equity awards in coordination with the release of material non-public information. Annual equity awards are granted as of the date of the People & Compensation Committee’s March meeting, and grants to any newly hired or promoted executives are made on the date of hire or promotion. We do not grant any form of equity compensation in anticipation of the release of material non-public information, and similarly, we do not time the release of material non-public information based on equity award grant dates for the purpose of affecting the value of any equity award. The People & Compensation Committee also does not take material non-public information into account when determining the timing and terms of equity award grants; provided, that, if material non-public information became known to the People & Compensation Committee prior to granting an equity award, it may take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company does not time equity awards in coordination with the release of material non-public information. Annual equity awards are granted as of the date of the People & Compensation Committee’s March meeting, and grants to any newly hired or promoted executives are made on the date of hire or promotion. We do not grant any form of equity compensation in anticipation of the release of material non-public information, and similarly, we do not time the release of material non-public information based on equity award grant dates for the purpose of affecting the value of any equity award. The People & Compensation Committee also does not take material non-public information into account when determining the timing and terms of equity award grants; provided, that, if material non-public information became known to the People & Compensation Committee prior to granting an equity award, it may take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity.

MNPI Disclosure Timed for Compensation Value	false